Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Property, plant and equipment:
Buildings	55,680	123,712	164,074	132,986
Plant and machineries	793,044	263,618	326,767	303,933
Furniture, fixtures and equipment	143,837	110,897	136,096	92,370
Leasehold improvements	8,379	8,108	8,108	1,244
Computer equipment	16,828	9,262	13,146	15,122
Motor vehicles	11,018	8,618	10,095	9,895
Moulds	22,714	8,231	-	-
	1,051,500	532,446	658,286	555,550
Accumulated depreciation and amortization	(634,642)	(139,519)	(294,137)	(272,050)
Construction in progress	107,279	47,456	-	-
Property, plant and equipment, net	524,137	440,383	364,149	283,500

As of April 30, 2012 and December 31, 2012, construction in progress mainly represents the new factory building and the staff dormitory located in Shenzhen under construction.

Depreciation and amortization of property, plant and equipment were HK$155,668, HK$102,749, HK$122,189 and HK$107,396 during the year ended April 30, 2012, the 8-month period ended December 31, 2012 and the years ended December 31, 2013 and 2014, respectively.

Property, plant and equipment recorded under capital leases consist of the following:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Property, plant and equipment recorded under capital leases:
Plant and machineries	5,362	-	-	-
Accumulated depreciation and amortization	(3,915)	-	-	-
Property, plant and equipment recorded under capital leases, net	1,447	-	-	-

Depreciation and amortization of property, plant and equipment recorded under capital leases were HK$1,072, HK$Nil, HK$Nil and HK$Nil for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014, respectively.